Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013
Liabilities:
Buffalo embedded derivative	$ 650
Derivative warrant liability	12,481	4,060
Recurring | Level 2
Liabilities:
Tax compensation	19,152	6,226
Total liabilities	19,152	6,226
Recurring | Level 3
Liabilities:
Buffalo embedded derivative	650
Derivative warrant liability	12,481
Total liabilities	13,131
Recurring | Total
Liabilities:
Tax compensation	19,152	6,226
Buffalo embedded derivative	650
Derivative warrant liability	12,481
Total liabilities	$ 32,283	$ 6,226